INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
8.	INTANGIBLE ASSETS, NET

Intangible assets from continuing operations consist of the following:

	December 31,
	2016	2015
Software copyright	$1,681,890	$3,754,861
Patent and others	2,990,234	2,847,940
Total intangible assets	4,672,124	6,602,801

Less: Accumulated and amortization	(862,275)	(658,644)
Impairment loss	-	(1,495,353)
Intangible assets, net	3,809,849	4,448,804
Less: intangible assets, net, held for discontinued operations	-	-
Intangible assets, net, held for continuing operations	$3,809,849	$4,448,804

Amortization expense from the continuing operations was $363,190, $312,821 and $104,063 for the years ended December 31, 2016, 2015, and 2014, respectively. Amortization expense from the discontinued operations was $0, $0 and $47,610 for the years ended December 31, 2016, 2015, and 2014, respectively. Impairment loss from the discontinued operations was $0, $0 and $1,579,495 for the years ended December 31, 2016, 2015, and 2014 respectively. Annual future amortization expense at December 31 as follows:

2017	$344,306
2018	342,322
2019	342,322
2020	342,322
2021	342,322
2022 and thereafter	2,096,255
$3,809,849